Segment Information - Schedule of Non-Current Assets and Other Income by Geographical Region (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Geographical information
Non-current assets	$ 186,333,570		$ 163,414,136
Other income	567,809	$ 359,859
United States [Member]
Geographical information
Non-current assets	15,800,000
Other income		261,613
Greenland [Member]
Geographical information
Non-current assets	114,046,056		107,856,418
Other income
Austria [Member]
Geographical information
Non-current assets	56,487,514		$ 55,557,718
Other income	$ 567,809	$ 98,246